Property and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 782	$ 8,404
Accumulated Amortization	511	6,437
Net book value	271	1,967
Laboratory Equipment [Member]
Cost	640	3,645
Accumulated Amortization	439	3,228
Net book value	201	417
Computer Equipment [Member]
Cost	84	915
Accumulated Amortization	65	635
Net book value	19	280
Office Equipment [Member]
Cost	28	659
Accumulated Amortization	3	609
Net book value	25	50
Leasehold Improvements [Member]
Cost	30	3,185
Accumulated Amortization	4	1,965
Net book value	$ 26	$ 1,220